Columbia Variable Portfolio – Global Strategic Income Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 0.6%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month Term SOFR + 1.732% 04/16/2031	7.046%	500,000	498,476
United States 6.9%
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	250,000	251,527
Series 2023-B Class 1A
09/15/2028	6.820%	300,000	304,445
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	65,974	66,105
Exeter Automobile Receivables Trust(c)
Series 2024-2A Class A2
05/15/2026	5.700%	500,000	500,011
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	600,000	560,550
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	143,252	142,568
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	4,660	4,649
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	500,000	508,861
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	400,000	389,213
Netcredit Combined Receivables LLC(a),(d)
Series 2023-A Class A
12/20/2027	7.780%	168,353	168,668
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	64,375	64,387
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	105,147	106,275
Series 2023-3 Class A
12/16/2030	7.600%	168,704	169,896
Series 2023-6 Class A
06/16/2031	7.128%	290,627	291,662
Series 2024-1 Class A
07/15/2031	6.660%	500,000	501,804
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%		394,171	394,372
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.666%		182,435	182,464
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%		83,779	83,792
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%		187,556	188,960
Series 2023-1A Class A
04/15/2029	7.580%		285,389	287,886
Subordinated Series 2021-1A Class B
12/15/2027	1.840%		95,168	94,994
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		125,190	121,852
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%		241,381	236,786
Total				5,621,727
Total Asset-Backed Securities — Non-Agency (Cost $6,138,627)				6,120,203

Commercial Mortgage-Backed Securities - Non-Agency(e) 1.1%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	264,080	340,025
United States 0.7%
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	383,520
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	55,904
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%		550,000	16,437

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	96,596
Total				552,457
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,860,768)				892,482

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		31,000	19,297
Total Convertible Bonds (Cost $28,909)				19,297

Corporate Bonds & Notes(e) 50.2%

Australia 0.6%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	293,766
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	176,615
Total				470,381
Belgium 0.3%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	162,335
Telenet Finance Luxembourg Notes Sarl(a)
03/01/2028	3.500%	EUR	100,000	103,030
Total				265,365
Bermuda 0.4%
Bacardi Ltd.(a)
05/15/2048	5.300%		345,000	323,757
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	13,966
01/15/2028	4.375%		62,000	58,608
1375209 BC Ltd.(a)
01/30/2028	9.000%		4,000	3,921
Air Canada(a)
08/15/2026	3.875%		17,000	16,244
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%		1,000	587
Baytex Energy Corp.(a)
04/30/2030	8.500%		30,000	31,300
Baytex Energy Corp.(a),(c)
03/15/2032	7.375%		35,000	35,372
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bombardier, Inc.(a),(c)
07/01/2031	7.250%		6,000	6,017
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%		16,000	16,211
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	17,548
12/15/2026	5.125%		14,000	13,752
08/01/2028	4.000%		41,000	37,797
01/15/2031	6.750%		30,000	30,745
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		5,000	4,832
04/01/2029	6.125%		60,000	59,313
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%		39,000	38,974
05/15/2027	8.500%		21,000	21,028
Videotron Ltd.(a)
06/15/2029	3.625%		23,000	20,773
Total				426,988
Colombia 0.2%
Millicom International Cellular SA(a)
03/25/2029	6.250%		180,000	175,252
Finland 0.1%
Teollisuuden Voima OYJ(a)
02/04/2025	2.125%	EUR	100,000	106,211
France 2.2%
Altice France SA(a)
02/01/2027	8.125%		8,000	6,243
01/15/2028	5.500%		24,000	17,116
07/15/2029	5.125%		23,000	15,556
10/15/2029	5.500%		25,000	16,828
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	97,633
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	195,770
Crown European Holdings SA(a)
09/30/2024	2.625%	EUR	100,000	106,940
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	107,777
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	101,682
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	92,122
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	106,806
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	106,707
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Iliad Holding SAS(a)
10/15/2026	6.500%		43,000	42,560
10/15/2028	7.000%		29,000	28,710
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	103,286
Paprec Holding SA(a)
07/01/2028	3.500%	EUR	100,000	102,649
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	100,075
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	209,156
Valeo(a)
06/18/2025	1.500%	EUR	100,000	104,800
Veolia Environnement SA(a),(g),(h)
	2.250%	EUR	100,000	102,725
Total				1,765,141
Germany 3.1%
Amprion GmbH(a)
09/23/2033	0.625%	EUR	400,000	331,900
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	270,014
Bayer AG(a)
05/26/2033	4.625%	EUR	100,000	111,480
Bayer AG(a),(h)
11/12/2079	3.125%	EUR	100,000	95,246
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	104,210
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	351,084
Deutsche Bank AG(a),(h)
11/19/2030	1.750%	EUR	100,000	94,963
Douglas Service GmbH(a)
04/08/2026	6.000%	EUR	100,000	109,381
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	91,369
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	105,459
IHO Verwaltungs GmbH(a),(i)
05/15/2028	8.750%	EUR	100,000	117,165
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	94,183
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	103,974
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	94,679
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vertical Holdco GmbH(a)
07/15/2028	7.625%		8,000	7,833
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	91,392
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	199,154
ZF Finance GmbH(a)
05/03/2028	2.250%	EUR	100,000	98,984
Total				2,472,470
Gibraltar 0.1%
888 Acquisitions Ltd.(a)
07/15/2027	7.558%	EUR	100,000	104,408
India 0.7%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		200,000	185,088
ReNew Wind Energy AP2/Power Pvt Ltd.(a)
07/14/2028	4.500%		200,000	182,725
Summit Digitel Infrastructure Ltd.(a)
08/12/2031	2.875%		200,000	166,755
Total				534,568
Ireland 0.3%
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	191,936
GGAM Finance Ltd.(a),(c)
04/15/2029	6.875%		15,000	15,109
James Hardie International Finance DAC(a)
01/15/2028	5.000%		18,000	17,547
Total				224,592
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	174,262
Italy 1.2%
Autostrade per l’Italia SpA(a)
12/04/2028	2.000%	EUR	200,000	199,905
09/26/2029	1.875%	EUR	200,000	194,958
Banca Monte dei Paschi di Siena SpA(a)
04/28/2025	2.625%	EUR	100,000	105,223
FIS Fabbrica Italiana Sintetici SpA(a)
08/01/2027	5.625%	EUR	100,000	104,215
Lottomatica SpA(a)
06/01/2028	7.125%	EUR	100,000	113,819
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	96,817

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Telecom Italia SpA(a)
07/31/2028	7.875%	EUR	100,000	118,355
Total				933,292
Jersey 0.4%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	14,945	16,041
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	325,777
Total				341,818
Liberia 0.1%
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		39,000	37,657
08/31/2026	5.500%		20,000	19,807
01/15/2029	8.250%		16,000	16,931
01/15/2030	7.250%		24,000	24,913
03/15/2032	6.250%		9,000	9,070
Total				108,378
Luxembourg 0.8%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	103,158
Altice France Holding SA(a)
02/15/2028	6.000%		24,000	6,575
Eurofins Scientific SE(a),(g),(h)
	6.750%	EUR	100,000	112,905
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		60,000	58,920
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	16,622
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		17,000	15,620
Loarre Investments Sarl(a)
05/15/2029	6.500%	EUR	100,000	108,219
Matterhorn Telecom SA(a)
09/15/2026	3.125%	EUR	100,000	104,934
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	105,113
Total				632,066
Macau 0.2%
Sands China Ltd.(h)
06/18/2030	4.625%		200,000	183,313
Netherlands 3.3%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%		9,000	9,170
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	154,723
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	107,659
06/15/2028	5.625%		28,000	27,252
04/15/2029	3.750%		34,000	30,616
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	106,806
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	187,762
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	426,719
ING Groep NV(a),(h)
02/01/2030	0.250%	EUR	200,000	183,130
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	108,169
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	94,498
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	27,215
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	95,626
OI European Group BV(a)
02/15/2025	2.875%	EUR	100,000	106,451
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	104,743
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	105,594
Repsol International Finance BV(a),(g),(h)
	3.750%	EUR	100,000	105,821
Telefonica Europe BV(a),(g),(h)
	3.875%	EUR	100,000	105,727
Teva Pharmaceutical Finance Netherlands II BV
05/09/2027	3.750%	EUR	100,000	104,529
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		14,000	13,781
08/15/2027	8.500%		13,000	12,843
United Group BV(a)
08/15/2028	4.625%	EUR	100,000	103,230
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	110,081
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	148,117
VZ Secured Financing BV(a)
01/15/2032	5.000%		43,000	36,917
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		34,000	29,078
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		7,000	6,900
Ziggo BV(a)
01/15/2030	4.875%		20,000	17,947
Total				2,671,104
Panama 0.1%
Carnival Corp.(a)
03/01/2026	7.625%		20,000	20,212
03/01/2027	5.750%		20,000	19,797
08/01/2028	4.000%		15,000	13,972
08/15/2029	7.000%		7,000	7,309
Total				61,290
Poland 0.3%
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	8,651
Canpack SA/US LLC(a)
11/01/2027	2.375%	EUR	100,000	100,043
11/15/2029	3.875%		24,000	21,244
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	100,932
Total				230,870
Portugal 0.1%
EDP - Energias de Portugal SA(a),(h)
04/23/2083	5.943%	EUR	100,000	112,782
Singapore 0.2%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%		128,000	126,118
Spain 0.7%
Cirsa Finance International Sarl(a)
07/31/2028	7.875%	EUR	100,000	114,316
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		34,000	28,136
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	94,312
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	104,783
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	238,222
Total				579,769
Sweden 0.5%
Sagax AB(a)
01/30/2027	1.125%	EUR	300,000	297,370
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	103,436
Total				400,806
Switzerland 0.1%
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	105,428
United Kingdom 7.8%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	123,454
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	284,900
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	213,477
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	119,095
BP Capital Markets PLC(a),(g),(h)
	3.250%	EUR	200,000	210,106
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	350,364
03/11/2032	0.750%	EUR	100,000	87,308
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	182,247
Co-operative Group Holdings Ltd.(a),(h)
07/08/2026	7.500%	GBP	100,000	125,758
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	119,417
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	309,471
07/27/2030	4.500%	EUR	300,000	338,355
HBOS PLC(h)
Subordinated
03/18/2030	4.500%	EUR	255,000	274,294
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	104,648
04/15/2029	7.500%		30,000	30,093
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%		27,000	28,982
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	107,985
Kane Bidco Ltd.(a)
02/15/2027	5.000%	EUR	100,000	104,198
Market Bidco Finco PLC(a)
11/04/2027	5.500%	GBP	100,000	114,637
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	121,836

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	173,241
NGG Finance PLC(a),(h)
09/05/2082	2.125%	EUR	150,000	148,868
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	124,052
Pinnacle Bidco PLC(a)
10/11/2028	8.250%	EUR	100,000	112,777
Premier Foods Finance PLC(a)
10/15/2026	3.500%	GBP	100,000	120,589
Rolls-Royce PLC
06/18/2026	3.375%	GBP	100,000	120,596
Royal Bank of Scotland Group PLC(a),(h)
03/02/2026	1.750%	EUR	335,000	354,488
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	99,307
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	221,243
Synthomer PLC(a)
07/01/2025	3.875%	EUR	100,000	106,852
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	362,826
01/18/2031	4.375%	EUR	100,000	100,141
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	85,536
Virgin Media Finance PLC(a)
07/15/2030	5.000%		18,000	15,218
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	124,586
05/15/2029	5.500%		15,000	13,866
Virgin Money UK PLC(a),(h)
06/24/2025	2.875%	EUR	200,000	215,126
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	110,650
01/31/2031	4.250%		26,000	22,026
07/15/2031	4.750%		38,000	32,757
Vodafone Group PLC(a),(h)
10/03/2078	4.200%	EUR	100,000	105,859
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	248,317
Total				6,369,546
United States 25.5%
AbbVie, Inc.
03/15/2029	4.800%		108,000	108,231
03/15/2034	5.050%		21,000	21,260
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	4,000	3,902
04/15/2029	5.000%	19,000	18,048
Acushnet Co.(a)
10/15/2028	7.375%	4,000	4,142
Aetna, Inc.
08/15/2047	3.875%	35,000	26,712
AG Issuer LLC(a)
03/01/2028	6.250%	5,000	4,886
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	29,000	30,014
Allegheny Technologies, Inc.
12/01/2027	5.875%	8,000	7,884
10/01/2029	4.875%	5,000	4,708
10/01/2031	5.125%	21,000	19,462
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	45,000	44,272
04/15/2028	6.750%	40,000	40,251
11/01/2029	5.875%	23,000	21,401
01/15/2031	7.000%	35,000	35,391
Ally Financial, Inc.
05/21/2024	3.875%	8,000	7,975
Subordinated
11/20/2025	5.750%	24,000	23,830
American Airlines, Inc.(a)
05/15/2029	8.500%	10,000	10,561
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	33,090	32,868
04/20/2029	5.750%	44,343	43,620
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	2,000	1,992
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	65,000	60,846
Amgen, Inc.
03/02/2063	5.750%	71,000	72,430
AmWINS Group, Inc.(a)
02/15/2029	6.375%	20,000	20,090
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	36,000	36,154
APX Group, Inc.(a)
07/15/2029	5.750%	17,000	16,343
Arches Buyer, Inc.(a)
06/01/2028	4.250%	30,000	26,400
12/01/2028	6.125%	34,000	28,527
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	20,000	20,056
04/01/2028	6.250%	11,000	10,860
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		39,000	37,955
09/01/2028	2.000%	EUR	100,000	91,433
09/01/2029	4.000%		41,000	33,055
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%		25,000	27,357
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		15,000	14,275
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	5,551
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	98,726
AssuredPartners, Inc.(a)
01/15/2029	5.625%		26,000	23,948
02/15/2032	7.500%		15,000	14,739
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	101,288
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	105,367
07/15/2028	4.625%		21,000	19,896
11/01/2029	3.875%		27,000	24,350
Avient Corp.(a)
08/01/2030	7.125%		8,000	8,211
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%		4,000	3,992
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		17,000	15,230
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		3,000	2,896
Ball Corp.
03/15/2028	6.875%		8,000	8,207
06/15/2029	6.000%		13,000	13,121
Bank of America Corp.(a),(h)
03/22/2031	0.694%	EUR	700,000	639,051
Bank of America Corp.(h)
07/21/2032	2.299%		600,000	491,120
10/20/2032	2.572%		18,000	14,906
Subordinated
09/21/2036	2.482%		3,000	2,397
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		16,000	16,547
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	11,664
08/01/2030	6.500%		23,000	23,351
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	311,503
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	147,502
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Block, Inc.
06/01/2026	2.750%		75,000	70,595
Boeing Co. (The)
08/01/2059	3.950%		97,000	66,388
Boyd Gaming Corp.(a)
06/15/2031	4.750%		27,000	24,833
Boyne USA, Inc.(a)
05/15/2029	4.750%		29,000	26,896
Bristol-Myers Squibb Co.
02/22/2064	5.650%		112,000	115,322
Broadcom, Inc.(a)
11/15/2036	3.187%		126,000	100,161
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		29,000	26,845
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		51,000	46,604
02/15/2030	7.000%		37,000	37,984
02/15/2032	6.500%		30,000	30,294
Callon Petroleum Co.
07/01/2026	6.375%		44,000	44,468
Callon Petroleum Co.(a)
06/15/2030	7.500%		16,000	16,940
Camelot Finance SA(a)
11/01/2026	4.500%		10,000	9,621
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%		11,000	12,002
Carrier Global Corp.
02/15/2030	2.722%		230,000	203,429
Catalent Pharma Solutions, Inc.(a)
03/01/2028	2.375%	EUR	100,000	102,500
02/15/2029	3.125%		6,000	5,735
04/01/2030	3.500%		20,000	19,117
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		41,000	39,054
06/01/2029	5.375%		10,000	9,154
03/01/2030	4.750%		42,000	36,027
08/15/2030	4.500%		17,000	14,280
02/01/2031	4.250%		53,000	43,139
02/01/2032	4.750%		46,000	37,587
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		24,000	19,279
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		41,000	40,618
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%		10,000	9,648
Cedar Fair LP
07/15/2029	5.250%		12,000	11,362

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	25,000	24,930
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	23,000	22,625
10/01/2028	6.500%	8,000	8,011
Centene Corp.
12/15/2029	4.625%	16,000	15,192
02/15/2030	3.375%	16,000	14,182
10/15/2030	3.000%	312,000	267,449
08/01/2031	2.625%	51,000	41,884
Centennial Resource Production LLC(a)
04/01/2027	6.875%	10,000	10,000
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	4,000	4,143
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	9,000	9,194
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	9,439
03/15/2029	3.750%	7,000	6,388
03/15/2031	4.000%	9,000	8,040
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	125,142
12/01/2061	4.400%	15,000	9,802
06/30/2062	3.950%	11,000	6,644
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	16,000	16,172
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	7,000	7,103
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	25,000	23,008
04/15/2029	6.875%	19,000	14,240
05/15/2030	5.250%	38,000	30,998
02/15/2031	4.750%	10,000	7,717
Churchill Downs, Inc.(a)
04/01/2027	5.500%	7,000	6,870
05/01/2031	6.750%	9,000	9,062
Cigna Group (The)
02/15/2054	5.600%	20,000	20,078
Cinemark USA, Inc.(a)
03/15/2026	5.875%	15,000	14,818
07/15/2028	5.250%	9,000	8,522
Citigroup, Inc.(h)
06/03/2031	2.572%	170,000	145,314
01/25/2033	3.057%	113,000	95,899
Civitas Resources, Inc.(a)
07/01/2028	8.375%	8,000	8,416
11/01/2030	8.625%	7,000	7,515
07/01/2031	8.750%	41,000	43,900
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	11,103
07/01/2029	4.875%	45,000	41,629
Clean Harbors, Inc.(a)
02/01/2031	6.375%	2,000	2,014
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	15,000	13,128
09/15/2028	9.000%	15,000	15,625
06/01/2029	7.500%	26,000	21,507
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	15,000	14,158
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	33,000	31,397
02/15/2031	3.750%	51,000	43,926
01/15/2032	3.750%	9,000	7,576
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	81,000	77,719
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	10,000	9,824
CMS Energy Corp.
11/15/2025	3.600%	682,000	661,771
CNX Midstream Partners LP(a)
04/15/2030	4.750%	19,000	16,918
CNX Resources Corp.(a)
01/15/2029	6.000%	9,000	8,820
01/15/2031	7.375%	5,000	5,087
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	22,000	21,635
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	49,000	50,182
Comstock Resources, Inc.(a)
03/01/2029	6.750%	6,000	5,722
01/15/2030	5.875%	16,000	14,490
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	50,000	46,132
Constellation Brands, Inc.
05/01/2033	4.900%	63,000	61,812
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	40,000	39,883
CSC Holdings LLC(a)
02/01/2028	5.375%	31,000	26,664
01/15/2030	5.750%	11,000	5,820
12/01/2030	4.125%	41,000	29,153
12/01/2030	4.625%	18,000	9,144
02/15/2031	3.375%	11,000	7,464
11/15/2031	5.000%	5,000	2,533
CVS Health Corp.
07/20/2045	5.125%	147,000	135,397
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		21,000	20,819
DaVita, Inc.(a)
06/01/2030	4.625%		12,000	10,741
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%		31,000	31,660
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		18,000	17,605
DISH DBS Corp.(a)
12/01/2028	5.750%		17,000	11,689
DISH Network Corp.(a)
11/15/2027	11.750%		32,000	32,688
DT Midstream, Inc.(a)
06/15/2029	4.125%		7,000	6,446
06/15/2031	4.375%		37,000	33,513
04/15/2032	4.300%		4,000	3,629
DTE Energy Co.
10/01/2026	2.850%		490,000	463,553
Duke Energy Corp.
09/01/2046	3.750%		195,000	147,407
Edison International
11/15/2028	5.250%		24,000	23,952
Element Solutions, Inc.(a)
09/01/2028	3.875%		25,000	22,916
Emera US Finance LP
06/15/2046	4.750%		128,000	105,409
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.375%	EUR	100,000	113,323
12/15/2030	6.625%		50,000	50,482
Encompass Health Corp.
02/01/2028	4.500%		10,000	9,520
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,716
06/15/2030	5.950%		23,000	22,735
EQM Midstream Partners LP(a)
07/01/2025	6.000%		16,000	16,010
07/01/2027	6.500%		13,000	13,125
01/15/2029	4.500%		19,000	17,823
04/01/2029	6.375%		11,000	11,077
01/15/2031	4.750%		49,000	45,632
EQM Midstream Partners LP
07/15/2048	6.500%		18,000	18,046
ERAC USA Finance LLC(a)
05/01/2028	4.600%		109,000	107,627
Esab Corp.(a),(c)
04/15/2029	6.250%		11,000	11,059
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Exelon Corp.
03/15/2052	4.100%		17,000	13,530
03/15/2053	5.600%		45,000	44,951
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		25,000	22,440
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	274,801
FirstEnergy Corp.
03/01/2050	3.400%		38,000	26,124
Ford Motor Credit Co. LLC
09/08/2024	3.664%		25,000	24,734
11/25/2025	2.330%	EUR	100,000	104,954
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	36,152
03/15/2043	5.450%		214,000	204,618
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,289
03/15/2031	8.625%		34,000	34,713
Gates Global LLC/Co.(a)
01/15/2026	6.250%		33,000	32,916
Georgia Power Co.
03/15/2042	4.300%		195,000	169,825
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%		98,000	80,334
10/21/2032	2.650%		115,000	95,714
GoTo Group, Inc.(a)
05/01/2028	5.500%		13,510	9,113
05/01/2028	5.500%		8,601	7,454
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%		41,000	42,933
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		22,000	20,141
Hanesbrands, Inc.(a)
05/15/2026	4.875%		8,000	7,797
02/15/2031	9.000%		7,000	7,190
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		37,585	35,360
HB Fuller Co.
10/15/2028	4.250%		27,000	25,037
HCA, Inc.
09/01/2030	3.500%		128,000	115,691
HealthEquity, Inc.(a)
10/01/2029	4.500%		19,000	17,562
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		19,000	17,038
Herc Holdings, Inc.(a)
07/15/2027	5.500%		17,000	16,706

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
02/15/2026	5.625%		42,000	41,653
HF Sinclair Corp.(a)
04/15/2027	6.375%		15,000	15,088
02/01/2028	5.000%		27,000	26,243
Hightower Holding LLC(a)
04/15/2029	6.750%		16,000	15,026
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		5,000	4,996
02/01/2029	5.750%		7,000	6,827
04/15/2030	6.000%		26,000	25,439
02/01/2031	6.000%		36,000	35,084
04/15/2032	6.250%		9,000	8,881
11/01/2033	8.375%		16,000	17,318
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		13,000	12,972
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%		16,000	16,047
Honeywell International, Inc.
11/02/2034	4.125%	EUR	334,000	380,288
HUB International Ltd.(a)
12/01/2029	5.625%		44,000	41,262
01/31/2032	7.375%		25,000	25,194
HUB International, Ltd.(a)
06/15/2030	7.250%		44,000	45,255
iHeartCommunications, Inc.
05/01/2026	6.375%		16,082	13,693
05/01/2027	8.375%		20,385	11,356
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		8,000	5,737
01/15/2028	4.750%		12,000	8,418
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		15,000	14,886
Ingevity Corp.(a)
11/01/2028	3.875%		24,000	21,682
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		15,000	12,549
International Business Machines Corp.
02/06/2031	3.625%	EUR	245,000	269,915
IQVIA, Inc.(a)
05/15/2027	5.000%		15,000	14,644
01/15/2028	2.250%	EUR	100,000	100,063
05/15/2030	6.500%		9,000	9,186
IRB Holding Corp.(a)
06/15/2025	7.000%		41,000	41,052
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%		14,000	12,052
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%		39,000	37,662
03/15/2028	5.250%		26,000	25,160
JPMorgan Chase & Co.(a),(h)
07/25/2031	1.001%	EUR	600,000	558,782
JPMorgan Chase & Co.(h)
04/22/2032	2.580%		80,000	67,538
11/08/2032	2.545%		191,000	158,826
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,760
06/01/2031	4.500%		15,000	13,293
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		8,000	7,871
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	93,090
09/01/2044	5.400%		40,000	37,269
Kinder Morgan, Inc.
02/15/2046	5.050%		22,000	19,567
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		25,000	25,485
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	413,153
L Brands, Inc.(a)
07/01/2025	9.375%		4,000	4,172
10/01/2030	6.625%		5,000	5,116
L Brands, Inc.
06/15/2029	7.500%		7,000	7,291
11/01/2035	6.875%		16,000	16,345
L3Harris Technologies, Inc.
07/31/2033	5.400%		10,000	10,067
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	49,144
02/01/2027	4.250%		5,000	4,675
06/15/2029	4.750%		40,000	36,342
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		16,000	14,598
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%		27,000	24,812
08/01/2031	8.250%		15,000	15,680
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		5,000	4,303
Light & Wonder International, Inc.(a)
09/01/2031	7.500%		5,000	5,203
Lithia Motors, Inc.(a)
01/15/2031	4.375%		8,000	7,167
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%		36,000	35,615
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lockheed Martin Corp.
08/15/2034	4.800%	16,000	15,826
Lowe’s Companies, Inc.
04/01/2062	4.450%	80,000	65,341
09/15/2062	5.800%	3,000	3,071
Madison IAQ LLC(a)
06/30/2028	4.125%	29,000	26,828
06/30/2029	5.875%	16,000	14,668
Matador Resources Co.
09/15/2026	5.875%	37,000	37,027
Matador Resources Co.(a)
04/15/2028	6.875%	11,000	11,261
Matador Resources Co.(a),(c)
04/15/2032	6.500%	21,000	21,037
Match Group Holdings II LLC(a)
10/01/2031	3.625%	25,000	21,248
Match Group, Inc.(a)
12/15/2027	5.000%	27,000	25,924
Mattel, Inc.(a)
04/01/2026	3.375%	6,000	5,736
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	16,000	16,072
Meritage Homes Corp.(a)
04/15/2029	3.875%	18,000	16,550
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	24,000	22,216
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	37,000	33,879
Morgan Stanley(h)
07/21/2032	2.239%	25,000	20,387
10/20/2032	2.511%	216,000	178,482
07/21/2034	5.424%	19,000	19,059
Subordinated
09/16/2036	2.484%	100,000	79,045
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	8,000	7,282
10/01/2029	5.250%	79,000	74,671
Nabors Industries Ltd.(a)
01/15/2026	7.250%	10,000	9,928
01/15/2028	7.500%	26,000	24,376
Nabors Industries, Inc.(a)
05/15/2027	7.375%	10,000	9,982
01/31/2030	9.125%	16,000	16,640
Navient Corp.
03/15/2028	4.875%	26,000	24,176
03/15/2031	11.500%	22,000	24,511
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
03/15/2026	5.875%		20,000	19,749
02/15/2029	7.750%		16,000	16,637
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%		32,000	34,222
NCR Corp.(a)
10/01/2028	5.000%		20,000	18,655
04/15/2029	5.125%		7,000	6,490
10/01/2030	5.250%		4,000	3,626
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%		27,000	25,545
Netflix, Inc.
04/15/2028	4.875%		56,000	55,887
11/15/2028	5.875%		17,000	17,672
05/15/2029	4.625%	EUR	250,000	285,030
05/15/2029	6.375%		3,000	3,196
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	24,502
06/15/2030	4.875%		40,000	39,730
New York Life Global Funding(a)
01/09/2030	3.625%	EUR	250,000	274,777
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,843
09/15/2027	6.375%		3,000	2,961
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%		36,000	33,603
09/15/2027	4.500%		79,000	74,033
01/15/2029	7.250%		16,000	16,389
NFP Corp.(a)
08/15/2028	4.875%		22,000	22,042
08/15/2028	6.875%		56,000	56,711
10/01/2030	7.500%		22,000	23,184
10/01/2031	8.500%		12,000	13,213
NiSource, Inc.
05/01/2030	3.600%		36,000	33,191
05/15/2047	4.375%		45,000	37,699
Northrop Grumman Corp.
06/01/2034	4.900%		40,000	39,301
Novelis Corp.(a)
11/15/2026	3.250%		13,000	12,120
01/30/2030	4.750%		33,000	30,438
08/15/2031	3.875%		12,000	10,312
NRG Energy, Inc.
01/15/2027	6.625%		10,000	10,014
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	10,673
02/15/2031	3.625%		70,000	60,434

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	43,000	42,820
06/01/2026	6.000%	20,000	19,939
04/28/2027	5.625%	24,000	23,766
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	24,000	21,742
11/15/2028	9.750%	51,000	54,373
10/01/2029	6.250%	14,000	12,784
OneMain Finance Corp.
01/15/2029	9.000%	10,000	10,609
03/15/2030	7.875%	18,000	18,605
09/15/2030	4.000%	16,000	13,697
Organon Finance 1 LLC(a)
04/30/2028	4.125%	19,000	17,700
04/30/2031	5.125%	50,000	44,281
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	29,000	27,921
01/15/2029	4.250%	9,000	8,155
03/15/2030	4.625%	18,000	16,146
02/15/2031	7.375%	6,000	6,295
Pacific Gas and Electric Co.
07/01/2050	4.950%	65,000	55,995
Panther Escrow Issuer LLC(a),(c)
06/01/2031	7.125%	34,000	34,607
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	10,000	10,026
10/01/2028	5.875%	2,000	1,965
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	20,000	18,620
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,079,944
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	33,000	31,934
07/01/2029	4.125%	19,000	16,432
Permian Resources Operating LLC(a)
01/15/2032	7.000%	86,000	89,154
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	17,000	15,875
02/15/2029	7.750%	39,000	37,978
Picard Midco, Inc.(a)
03/31/2029	6.500%	43,000	40,832
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	75,000	63,631
Playtika Holding Corp.(a)
03/15/2029	4.250%	41,000	35,489
Post Holdings, Inc.(a)
04/15/2030	4.625%	29,000	26,619
09/15/2031	4.500%	28,000	25,189
02/15/2032	6.250%	17,000	17,119
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%		11,000	10,707
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%		29,000	26,621
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%		18,000	17,259
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%		15,000	13,493
03/01/2031	3.875%		27,000	23,535
Raytheon Technologies Corp.
03/15/2032	2.375%		97,000	80,000
Resideo Funding, Inc.(a)
09/01/2029	4.000%		13,000	11,660
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		5,000	5,154
04/01/2032	6.500%		16,000	16,046
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%		4,000	4,082
03/15/2031	7.750%		26,000	27,200
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		10,000	9,525
09/15/2029	4.000%		9,000	7,940
Roblox Corp.(a)
05/01/2030	3.875%		34,000	29,960
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%		54,000	45,792
SBA Communications Corp.
02/01/2029	3.125%		25,000	22,157
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		42,000	40,615
Scientific Games International, Inc.(a)
05/15/2028	7.000%		8,000	8,067
11/15/2029	7.250%		8,000	8,216
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%		12,000	10,350
Select Medical Corp.(a)
08/15/2026	6.250%		29,000	29,086
Sempra Energy
06/15/2027	3.250%		260,000	245,006
Service Properties Trust(a)
11/15/2031	8.625%		11,000	11,741
Shea Homes LP/Funding Corp.
02/15/2028	4.750%		18,000	17,116
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		50,000	48,334
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	98,253
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		35,000	30,961
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		47,000	44,066
07/01/2030	4.125%		20,000	17,485
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		23,000	23,288
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		7,000	7,020
SM Energy Co.
09/15/2026	6.750%		23,000	23,040
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	106,705
10/01/2029	5.000%		10,000	9,801
07/15/2030	5.500%		9,000	8,813
03/15/2031	3.875%		11,000	10,615
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%		14,000	15,270
11/15/2030	9.750%		13,000	14,544
Springleaf Finance Corp.
03/15/2025	6.875%		12,000	12,127
11/15/2029	5.375%		2,000	1,880
SRS Distribution, Inc.(a)
07/01/2028	4.625%		19,000	19,156
07/01/2029	6.125%		42,000	42,841
12/01/2029	6.000%		14,000	14,295
Standard Industries, Inc.(a)
02/15/2027	5.000%		10,000	9,702
Star Parent, Inc.(a)
10/01/2030	9.000%		33,000	34,946
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%		18,000	18,702
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%		4,000	3,893
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%		13,000	13,285
Sunoco LP/Finance Corp.
05/15/2029	4.500%		10,000	9,311
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		8,000	8,000
04/15/2027	10.000%		7,000	7,018
Surgery Center Holdings, Inc.(a),(c)
04/15/2032	7.250%		16,000	16,140
Tallgrass Energy Partners LP/Finance Corp.(a)
02/15/2029	7.375%		35,000	35,200
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%		7,000	6,983
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	44,000	43,976
11/01/2027	5.125%	14,000	13,689
06/15/2028	4.625%	8,000	7,622
10/01/2028	6.125%	25,000	24,908
01/15/2030	4.375%	34,000	31,439
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	14,000	14,265
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	32,000	30,505
01/15/2030	4.750%	28,000	25,697
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	23,288
02/15/2031	2.875%	422,000	366,978
04/15/2031	3.500%	53,000	47,880
TransDigm, Inc.(a)
08/15/2028	6.750%	20,000	20,293
03/01/2029	6.375%	44,000	44,134
12/15/2030	6.875%	27,000	27,542
03/01/2032	6.625%	45,000	45,463
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	42,000	40,219
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	27,000	27,706
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	26,000	27,059
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	15,000	13,660
Uber Technologies, Inc.(a)
09/15/2027	7.500%	19,000	19,462
01/15/2028	6.250%	12,000	12,058
08/15/2029	4.500%	45,000	42,793
UKG, Inc.(a)
02/01/2031	6.875%	42,000	42,798
United Airlines, Inc.(a)
04/15/2026	4.375%	12,000	11,605
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	6,000	5,839
04/15/2029	5.500%	2,000	1,893
UnitedHealth Group, Inc.
04/15/2034	5.000%	114,000	114,129
Univision Communications, Inc.(a)
08/15/2028	8.000%	29,000	29,554
06/30/2030	7.375%	26,000	25,727
US Bancorp(h)
06/12/2034	5.836%	57,000	58,108

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
09/15/2028	6.875%	12,000	12,294
02/15/2029	4.750%	14,000	13,287
06/01/2030	4.625%	16,000	14,823
01/15/2032	7.250%	12,000	12,463
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	17,000	17,000
09/01/2027	6.875%	5,000	5,007
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	26,000	26,294
USI, Inc.(a)
01/15/2032	7.500%	14,000	14,015
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	28,000	25,207
08/15/2031	4.125%	37,000	32,950
11/01/2033	3.875%	20,000	17,006
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	14,000	15,092
06/01/2031	8.375%	27,000	27,872
02/01/2032	9.875%	36,000	38,810
Verizon Communications, Inc.
03/21/2031	2.550%	357,000	305,002
Verscend Escrow Corp.(a)
08/15/2026	9.750%	33,000	33,114
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	28,000	27,055
Viking Cruises Ltd.(a)
09/15/2027	5.875%	20,000	19,632
02/15/2029	7.000%	11,000	11,046
07/15/2031	9.125%	24,000	26,241
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	15,000	14,773
05/01/2029	4.375%	11,000	10,194
10/15/2031	7.750%	45,000	47,099
Warnermedia Holdings, Inc.
03/15/2062	5.391%	57,000	47,256
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	41,000	40,396
Wells Fargo & Co.(h)
10/30/2030	2.879%	5,000	4,420
07/25/2034	5.557%	143,000	143,665
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	19,000	19,024
06/15/2028	7.250%	18,000	18,378
03/15/2029	6.375%	21,000	21,221
03/15/2032	6.625%	27,000	27,448
White Cap Buyer LLC(a)
10/15/2028	6.875%	25,000	24,528
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
08/15/2028	5.300%		40,000	40,348
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%		26,000	20,887
WR Grace Holdings LLC(a)
06/15/2027	4.875%		42,000	39,950
08/15/2029	5.625%		52,000	46,546
03/01/2031	7.375%		5,000	5,073
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		7,000	6,635
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		43,000	38,673
Total				20,714,036
Virgin Islands 0.2%
Studio City Finance Ltd.(a)
01/15/2029	5.000%		200,000	175,974
Total Corporate Bonds & Notes (Cost $42,920,259)				40,789,985

Foreign Government Obligations(e),(j) 14.4%

Angola 0.4%
Angolan Government International Bond(a)
11/26/2049	9.125%		400,000	339,257
Australia 0.6%
NBN Co., Ltd.(a)
03/15/2029	4.125%	EUR	400,000	447,299
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		15,000	14,765
06/01/2027	5.250%		12,000	11,322
11/15/2028	8.500%		8,000	8,514
05/15/2029	4.250%		24,000	20,594
02/15/2030	9.000%		33,000	34,100
Total				89,295
Chile 0.3%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	206,190
Colombia 0.6%
Colombia Government International Bond
01/30/2030	3.000%		400,000	331,123
04/15/2031	3.125%		200,000	159,826
Total				490,949
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(e),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.6%
Dominican Republic International Bond(a)
04/20/2027	8.625%		200,000	208,112
09/23/2032	4.875%		150,000	134,472
01/30/2060	5.875%		150,000	127,456
Total				470,040
Egypt 0.4%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	286,703
France 0.2%
Electricite de France SA(a),(g),(h)
	6.000%	GBP	100,000	123,112
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	413,564
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	179,585
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	177,665
Total				357,250
Indonesia 0.9%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	393,572
Indonesia Government International Bond
07/28/2031	2.150%		200,000	165,342
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	193,144
Total				752,058
Ireland 0.1%
Permanent TSB Group Holdings PLC(a),(h)
06/30/2029	6.625%	EUR	100,000	117,458
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	246,551
06/15/2033	6.125%		200,000	180,100
Total				426,651
Kazakhstan 0.2%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	186,981
Foreign Government Obligations(e),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Luxembourg 0.2%
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	190,000	181,973
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	183,893
Mexico 1.6%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		200,000	162,707
Mexico Government International Bond
05/24/2031	2.659%		400,000	333,962
05/29/2031	7.750%	MXN	1,010,000	56,003
05/07/2036	6.000%		200,000	200,800
Petroleos Mexicanos
02/12/2028	5.350%		357,000	316,033
02/16/2032	6.700%		300,000	249,603
Total				1,319,108
Mongolia 0.2%
Mongolia Government International Bond(a)
07/07/2031	4.450%		200,000	169,489
Netherlands 0.8%
Greenko Dutch BV(a)
03/29/2026	3.850%		185,000	174,087
Stedin Holding NV(a),(g),(h)
	1.500%	EUR	250,000	246,573
TenneT Holding BV(a),(g),(h)
	2.374%	EUR	250,000	261,982
Total				682,642
Oman 0.3%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	204,583
Panama 0.5%
Panama Government International Bond
01/23/2030	3.160%		200,000	165,989
07/23/2060	3.870%		400,000	229,936
Total				395,925
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	175,798
Qatar 1.0%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	391,026
04/23/2048	5.103%		250,000	243,100

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(e),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	167,337
Total				801,463
Romania 0.3%
Romanian Government International Bond(a)
02/14/2051	4.000%		342,000	241,827
Saudi Arabia 1.2%
Gaci First Investment Co.(a)
02/14/2053	5.125%		250,000	216,731
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	279,340
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	451,546
Total				947,617
Serbia 0.5%
Serbia International Bond(a)
12/01/2030	2.125%		500,000	395,757
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		200,000	145,074
South Korea 0.3%
Korea Treasury Bond
03/10/2028	3.250%	KRW	327,380,000	242,707
Turkey 0.2%
Turkey Government International Bond
01/14/2041	6.000%		200,000	164,494
United Arab Emirates 0.9%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		250,000	175,595
04/16/2050	3.875%		200,000	159,881
DP World PLC(a)
07/02/2037	6.850%		400,000	436,515
Total				771,991
Total Foreign Government Obligations (Cost $12,752,582)				11,731,148

Residential Mortgage-Backed Securities - Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.9%
Federal National Mortgage Association(b),(k)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.615%	116,869	11,762
Federal National Mortgage Association(k)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	507,973	85,327
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.770%	500,000	543,632
Government National Mortgage Association(b),(k)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.757%	83,438	9,704
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.657%	60,497	5,428
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.607%	247,742	23,824
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.607%	293,929	34,561
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.857%	269,065	30,593
Total			744,831
Total Residential Mortgage-Backed Securities - Agency (Cost $777,153)			744,831

Residential Mortgage-Backed Securities - Non-Agency 8.2%

United States 8.2%
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	416,142	416,142
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(l)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	300,000	305,682
CIM Trust(a),(l)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	194,207	192,217
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
30-day Average SOFR + 4.464% 07/25/2031	9.785%	700,000	751,162
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.320%	250,000	264,141
Homeward Opportunities Fund I Trust(a),(l)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	376,040
LHOME Mortgage Trust(a),(l)
CMO Series 2021-RTL3 Class A1
09/25/2026	2.363%	190,781	187,964
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	400,000	400,863
New Residential Mortgage Loan Trust(a),(l)
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	4.012%	500,000	368,525
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.685%	226,400	232,424
OBX Trust(a),(l)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	331,587	257,214
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.448%	248,000	231,355
PRET LLC(a),(l)
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	500,000	495,623
Pretium Mortgage Credit Partners(a),(l)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	279,548	271,679
SG Residential Mortgage Trust(a),(l)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	376,677
Stanwich Mortgage Loan Co. LLC(a),(l)
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	500,000	449,839
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.944%	500,000	500,979
VCAT Asset Securitization LLC(a),(l)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	270,277
Verus Securitization Trust(a),(l)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	346,627
Total			6,695,430
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $6,632,196)			6,695,430

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	32,257	32,044
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.176%	20,000	19,644
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	14,888	14,958
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.680%	24,897	25,073
Total			91,719
Total Senior Loans (Cost $91,814)			91,719

Treasury Bills 6.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 6.1%
U.S. Treasury Bills
06/20/2024	5.090%	5,000,000	4,942,158
Total Treasury Bills (Cost $4,941,727)			4,942,158

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(n),(o)	6,794,919	6,793,560
Total Money Market Funds (Cost $6,793,275)		6,793,560
Total Investments in Securities (Cost $82,937,310)		78,820,813
Other Assets & Liabilities, Net		2,486,994
Net Assets		$81,307,807
At March 31, 2024, securities and/or cash totaling $781,548 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,312,000 EUR	22,120,093 USD	Citi	04/26/2024	185,367	—
2,410,000 GBP	3,062,029 USD	Morgan Stanley	04/26/2024	19,843	—
Total				205,210	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	76	06/2024	USD	8,420,563	28,930	—
U.S. Treasury 5-Year Note	232	06/2024	USD	24,827,625	65,736	—
U.S. Treasury Ultra Bond	11	06/2024	USD	1,419,000	13,857	—
Total					108,523	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(16)	06/2024	EUR	(2,134,080)	—	(26,934)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	3,200,000	(12,784)	—	—	—	(12,784)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $52,735,733, which represents 64.86% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(m)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	5,802,206	14,574,320	(13,583,017)	51	6,793,560	(407)	74,162	6,794,919
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Global Strategic Income Fund  | First Quarter Report 2024

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